Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Finance Receivables on Nonaccrual Status

As of March 31, 2017 and 2018, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2017	2018
Retail	7,064	6,897
Finance leases	2,297	2,117
Wholesale	15,018	12,484
Real estate	12,632	13,856
Working capital	561	105

	37,572	35,459

Finance Receivables 90 Days or More Past Due and Accruing

As of March 31, 2017 and 2018, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2017	2018
Retail	26,616	26,007
Finance leases	3,526	3,812

	30,142	29,819